Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 38,887	$ 204,725	$ 3,353,732
Accounts receivable	15,624	5,110	999
Other receivable	302,500	302,500	302,500
Inventory	24,430	24,430	24,430
Prepaid expenses	66,818	170,257	206,784
Deferred offering costs	460,915
Other current assets	447,329	76,166
Total Current Assets	1,356,503	783,188	3,888,445
Property and Equipment, net of depreciation	1,974,467	2,022,043	2,094,536
Patents, net of amortization	1,995,774	1,991,623	1,972,830
Total Assets	5,326,744	4,796,854	7,955,811
Current Liabilities:
Accounts payable and accrued expenses	5,553,222	3,509,936	2,135,586
Income taxes payable			6,369
Excise tax payable	1,060,321	964,463	909,871
Derivative liabilities	4,211,250	4,772,600	25,272,650
Convertible notes			527,500
Short-term notes payable	2,607,666	2,647,556	1,917,962
Total Liabilities	13,595,332	11,982,428	30,857,811
Commitments and contingencies (Note 6)
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Common stock, value	774	746	13,169
Additional paid-in capital	159,453,519	159,027,646	101,998,956
Stock subscription receivable	(2,919,674)	(2,841,427)	(2,545,586)
Accumulated deficit	(164,803,207)	(163,372,539)	(122,368,539)
Total Stockholders’ Deficit	(8,268,588)	(7,185,574)	(22,902,000)
Total Liabilities and Stockholders’ Deficit	5,326,744	4,796,854	7,955,811
Related Party
Current Liabilities:
Due to related party	$ 162,873	$ 87,873	$ 87,873